EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on November 12, 2019 (Accession No. 0001193125-19-289735), to the Prospectus dated May 1, 2019, as supplemented, for the Class IB and K shares of EQ/Ivy Mid Cap Growth Portfolio.